Leases - Summary of Property Plant And Equipment Owned And Leased Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 1,033	€ 1,115
Right-of-use assets	2,215	3,004
Total Property, Plant and Equipment	€ 3,248	€ 4,119	[1]

[1]	For information on voluntary change in accounting policy, see note 5.2.16.